Cover	12 Months Ended
Oct. 31, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	HEWLETT PACKARD ENTERPRISE COMPANY
Entity Central Index Key	0001645590